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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TRB Advisors LP*
Address:  767 Fifth Avenue, 12th Floor
          New York, NY 10153

13F File Number: 028-14415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy R. Barakett
Title:    Chairman and Founder
Phone:    212-256-8500

Signature, Place, and Date of Signing:

/s/ Timothy R. Barakett               New York, New York     February 14, 2012
------------------------              ------------------     -----------------
[Signature]                           [City, State]          [Date]

*   The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:  $10,336
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                              VALUE   SHARES / SH / PUT / INVESTMENT  OTHER   -------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                      -------------- --------- -------- -------- ---- ----- ---------- -------- ------- ------ ----
CENTRAL PAC FINL CORP               COM NEW        154760409 10,336   800,000  SH         SOLE                800,000